Warrant Derivative Liabilities (Details Textual) - USD ($) $ in Thousands			1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2019	Apr. 04, 2017	Jan. 27, 2020	Jan. 26, 2020	Oct. 28, 2019	Aug. 22, 2019	Aug. 31, 2018	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Nov. 11, 2019
Change in fair value of derivative liabilities									$ (2,376)	$ 1,587	$ (2,392)	$ 2,623	$ 3,160	$ 9,316
Fair value of warrants		$ 3,351
Conversion of stock, description					The Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange.
Number of shares issued	4,277,000
Number of warrants issued						3,922,000
Fair value of warrants estimated						$ 1,576			2,812		2,812
Interest expense on warrant derivative liabilities											107
Series C Preferred Stock [Member]
Fair value of warrants estimated									$ 947		$ 947					$ 1,107
Subsequent Event [Member]
Shares issued in exchange for warrants, description			The Company received approximately $2,000 in cash from the exercise of the warrants and issued the replacement warrants to the investors, which have an exercise price of $0.90 and may be exercised within five years of issuance.
Subsequent Event [Member] | Letter Agreements [Member]
Shares issued in exchange for warrants, description				The Company entered into letter agreements with accredited institutional investors holding the warrants issued with the Company's Series B Convertible Preferred Stock on August 21, 2019. Pursuant to the agreements, the investors agreed to a cash exercise of 3,921 of the warrants at a price of $0.51 in consideration for the receipt of replacement warrants to purchase 5,882 of the Company's common stock at $0.90.
March 2017 warrants [Member]
Fair value of warrants													$ 256	$ 537	$ 4,609
Fair value of risk-free interest rate													2.23%	2.56%	2.13%
Fair value expected term													3 years	4 years	5 years
Fair value volatility rate													96.00%	91.00%	107.00%
Fair value dividend yield													0.00%	0.00%	0.00%
March 2017 Warrant One [Member]
Fair value of warrants															$ 3,351
Fair value of risk-free interest rate															1.93%
Fair value expected term															4 years 10 months 25 days
Fair value volatility rate															105.00%
Fair value dividend yield															0.00%
May 2017 warrants [Member]
Fair value of warrants								$ 7,772					$ 505	$ 1,001
Fair value of risk-free interest rate								1.80%					2.23%	2.56%
Fair value expected term								5 years					3 years 2 months 1 day	4 years 2 months 1 day
Fair value volatility rate								101.00%					96.00%	91.00%
Fair value dividend yield								0.00%					0.00%	0.00%
March 2018 warrants [Member]
Fair value of warrants													$ 1,040	$ 3,023
Fair value of risk-free interest rate													2.23%	2.65%
Fair value expected term													4 years	5 years
Fair value volatility rate													96.00%	91.00%
Fair value dividend yield													0.00%	0.00%
March 2018 warrants One [Member]
Fair value of warrants														$ 2,156
Fair value of risk-free interest rate														2.56%
Fair value expected term														5 years
Fair value volatility rate														91.00%
Fair value dividend yield														0.00%
August 2018 warrants [Member]
Fair value of warrants							$ 2,892						$ 1,303
Fair value of risk-free interest rate							2.77%						2.23%
Fair value expected term							5 years						4 years 5 months 1 day
Fair value volatility rate							97.00%						96.00%
Fair value dividend yield							0.00%						0.00%
Warrant [Member]
Shares issued in exchange for warrants, description											On July 12, 2019, the March and August 2018 warrants were exchanged for 4,277 shares of Company common stock, and all of those warrants were extinguished. The fair value of the shares issued was $3,293, and the fair value of the warrants was $2,455 resulting in a loss of $839 that was recognized on the exchange.